Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Allowance for bad debts	$ 1.3	$ 1.9
Other non-current assets, accumulated depreciation	2.7	2.5
Vessels and equipment, accumulated depreciation	298.1	264.4
Deferred drydock expenditure, accumulated amortization	$ 31.3	$ 25.8
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	225,000,000	225,000,000
Common stock, shares issued (in shares)	44,307,697	44,031,496
Common stock, shares outstanding (in shares)	40,731,441	40,455,240
Treasury stock repurchased (in shares)	3,576,256	3,576,256
Cumulative Series A redeemable Preferred Stock
Dividend rate	8.50%	8.50%